Segment Information (Tables)	3 Months Ended
Mar. 31, 2026
Segment Information [Abstract]
Schedule of CODM and the Reconciliation Thereof to the Net Income (Loss)

The segment information regularly reviewed by the CODM and the reconciliation thereof to the net income (loss) as well as the capital expenditures by operating segment are included in the following tables:

Three-month ended March 31, 2026	GEO	LEO		Other(3)	Consolidated
Broadcast	$35,710	$		$—	$35,710
Enterprise	48,836		65	—	48,901
Consulting and other	1,082		1,367	—	2,449
Revenue	85,628		1,432	—	87,060
Operating expenses, net of share-based compensation and non-recurring items(1)	(30,406)		(19,705)	(1,808)	(51,919)
Adjusted EBITDA(1)	$55,222		$(18,273)	$(1,808)	35,141
Share-based compensation					(3,129)
Non-recurring items(2)					(288)
Depreciation					(22,130)
Amortization					(8,611)
Other operating gains (losses), net					(82,347)
Operating income					(81,364)
Interest expense					(49,958)
Gain (loss) on changes in fair value of financial instruments					(15,821)
Interest and other income					4,149
Gain (loss) on foreign exchange					(17,306)
Income (loss) before income taxes					(160,300)
Tax (expense) recovery					9,351
Net income (loss)					$(150,949)
Capital expenditures	$646		$151,975	$—	$152,621
Three-month ended March 31, 2025	GEO	LEO	Other(3)	Consolidated
Broadcast	$55,056	$—	$—	$55,056
Enterprise	56,843	—	—	56,843
Consulting and other	3,234	1,616	—	4,850
Revenue	115,133	1,616	—	116,749
Operating expenses, net of share-based compensation and non-recurring items(1)	(29,660)	(18,478)	(1,204)	(49,342)
Adjusted EBITDA(1)	$85,473	(16,862)	(1,204)	67,407
Share-based compensation				(3,241)
Non-recurring items(2)				(459)
Depreciation				(25,909)
Amortization				(10,899)
Other operating gains (losses), net				3,950
Operating income				30,849
Interest expense				(56,664)
Gain (loss) on foreign exchange				2,480
Gain (loss) on changes in fair value of financial instruments				(33,412)
Interest and other income				6,208
Income (loss) before income taxes				(50,539)
Tax (expense) recovery				(918)
Net income (loss)				(51,457)
Capital expenditures	$408	$178,120	$—	$178,528

(1)      The performance of each segment is evaluated by the CODM based on Adjusted EBITDA. Adjusted EBITDA is defined as operating income (excluding certain operating expenses such as share-based compensation expenses and unusual and non-recurring items, including restructuring related expenses) before interest expense, taxes, depreciation and amortization. Adjusted EBITDA margin is used to measure Telesat’s operating performance.

(2)      Non-recurring payments include severance payments and special compensation and benefits.

(3)      Transactions that do not belong to a particular operating segment such as certain corporate entities are reported within “Other”.

Schedule of Equipment Sales	Equipment sales included within the various services were as follows:
Three-month ended March 31,	2026	2025
GEO	$3,736	$1,148
LEO	65	—
Equipment sales	$3,801	$1,148

Schedule of Geographic Regions

Revenue by geographic region was based on the point of origin of the revenue, which was the destination of the billing invoice, and was allocated as follows:

Three-month ended March 31,	2026	2025
Canada	$45,032	$58,540
United States	28,471	38,579
Europe, Middle East & Africa	5,822	7,590
Latin America & Caribbean	5,726	7,550
Asia & Australia	2,009	4,490
Revenue	$87,060	$116,749

The satellites and intangible assets have been classified based on ownership. Satellites, property and other equipment, and intangible assets by geographic region were allocated as follows:

As at,	March 31, 2026	December 31, 2025
Canada	$2,640,013	$2,464,818
United Kingdom	232,074	238,478
United States	12,016	12,276
All others	1,160	1,136
Satellites, property and other equipment	$2,885,263	$2,716,708
As at,	March 31, 2026	December 31, 2025
Canada	$422,301	$428,909
United States	5,099	5,426
Latin America & Caribbean	8,144	7,943
Intangible assets	$435,544	$442,278

Other long-term assets by geographic region were allocated as follows:

As at,	March 31, 2026	December 31, 2025
Canada	$300,484	$343,059
United States	25,956	25,598
Other long-term assets	$326,440	$368,657